Commitments	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments
Note 11. Commitments
The Company has rent agreements for its offices and plants, that are accounted for as operating leases.
The latest period included in the agreements will end by February 28, 2031. Certain agreements have extension options.
Future minimum lease commitments under non-cancellable operating leases as of December 31, 2021, are as follows:

US$ thousands
2022	$4,890
2023	4,251
2024	5,417
2025	2,221
2026 and thereafter	1,722
$18,501